Note 16 - Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

NOTE 15: SEGMENT REPORTING

The Company has one reportable segment managed on a consolidated basis: BNA platform. The Company derives revenue primarily in North America and manages the business activities on a consolidated basis. The technology used in the customer arrangements is based on a single software platform that is deployed to and implemented by customers in a similar manner. The service term for the software arrangements is variable. The Company does not have intra-entity sales or transfers.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews financial information presented on a consolidated basis to allocate resources, evaluate financial performance and make overall operating decisions. The measure of segment profit or loss that is most consistent with the consolidated financial statements is consolidated net loss. The accounting policies of our single reportable segment are the same as those for the consolidated financial statements. The level of disaggregation and amounts of significant segment expenses that are regularly provided to the CODM are the same as those presented in the consolidated statements of operations. Likewise, the measure of segment assets is reported on the consolidated balance sheets as total assets.

NOTE 16: SEGMENT REPORTING

The Company has one reportable segment managed on a consolidated basis: BNA platform. The Company derives revenue primarily in North America and manages the business activities on a consolidated basis. The technology used in the customer arrangements is based on a single software platform that is deployed to and implemented by customers in a similar manner. The service term for the software arrangements is variable. The Company does not have intra-entity sales or transfers.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews financial information presented on a consolidated basis to allocate resources, evaluate financial performance and make overall operating decisions. The measure of segment profit or loss that is most consistent with the consolidated financial statements is consolidated net loss. The accounting policies of our single reportable segment are the same as those for the consolidated financial statements. The level of disaggregation and amounts of significant segment expenses that are regularly provided to the CODM are the same as those presented in the consolidated statements of operations. Likewise, the measure of segment assets is reported on the consolidated balance sheets as total assets.